PROVISON FOR RECLAMATION AND REHABILITATION (Narrative) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Guanacevi, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, undiscounted amount	$ 2,280
Present value of the probability weighted future cash flows, risk free rate	2.60%
Inflation rate	2.00%
Bolanitos, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, undiscounted amount	$ 1,921
Present value of the probability weighted future cash flows, risk free rate	2.50%
Inflation rate	2.00%
El Cubo, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, undiscounted amount	$ 4,326
Present value of the probability weighted future cash flows, risk free rate	2.50%
Inflation rate	2.00%
El Compas, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, undiscounted amount	$ 162
Present value of the probability weighted future cash flows, risk free rate	8.50%
Inflation rate	4.30%